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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number: ___________
      This Amendment (Check only one.):  [  ] is a restatement.
                                         [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Blackstone Kailix Advisors L.L.C.
Address:    345 Park Avenue, New York, N.Y. 10154


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Vito Tanzi
Title:      Chief Financial Officer
Phone:      212-583-5748

Signature, Place, and Date of Signing:

 /s/ Vito Tanzi               New York, N.Y.               February 14, 2008
---------------------------   --------------------------   ------------------
 [Signature]                  [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       40
Form 13F Information Table Value Total:       $1,920,464 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.              Form 13F File Number               Name
   ----------          --------------------               --------------------
      NONE

                           FORM 13F INFORMATION TABLE
                       BLACKSTONE KAILIX ADVISORS L.L.C.
                      FOR QUARTER ENDED DECEMBER 31, 2007

                                                                                                           VOTING AUTHORITY
                                                                                                    -------------------------------
    NAME OF ISSUER      TITLE OF     CUSIP     VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER
                         CLASS                (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE       SHARED    NONE
----------------------- --------   ---------  ---------  --------- ---  ----  ----------  --------  -----------  --------  --------
ALLEGHENY              COM     01741R102  $ 43,200     500,000  SH          SOLE                   500,000
TECHNOLOGIES INC

AMERIPRISE FINL INC    COM     03076C106  $ 81,615   1,480,953  SH          SOLE                 1,480,953

AMR CORP               COM     001765106  $ 14,030   1,000,000  SH          SOLE                 1,000,000

APPLIED MICRO        COM NEW   03822W406  $ 16,387   1,874,998  SH          SOLE                 1,874,998
CIRCUITS CORP

BOEING CO              COM     097023105  $ 87,460   1,000,000  SH  PUT     SOLE                 1,000,000

BURLINGTON NORTHERN    COM     12189T104  $ 41,615     500,000  SH          SOLE                   500,000
SANTA FE C

CHINA NEPSTAR CHAIN SPONSORED  16943C109  $  1,758     100,000  SH          SOLE                   100,000
DRUGSTOR               ADR

CITADEL                COM     17285T106  $ 12,360   6,000,000  SH          SOLE                 6,000,000
BROADCASTING CORP

CORNING INC            COM     219350105  $119,950   5,000,000  SH          SOLE                 5,000,000

CVR ENERGY INC         COM     12662P108  $ 12,470     500,000  SH          SOLE                   500,000

DELTA AIR LINES INC  COM NEW   247361702  $ 22,335   1,500,000  SH          SOLE                 1,500,000

EXIDE TECHNOLOGIES   COM NEW   302051206  $  9,220   1,152,531  SH          SOLE                 1,152,531

FINISAR                COM     31787A101  $ 11,600   8,000,000  SH          SOLE                 8,000,000

FIRST HORIZON NATL     COM     320517105  $  9,983     550,000  SH          SOLE                   550,000
CORP

FIRSTFED FINL CORP     COM     337907109  $ 26,328     735,000  SH          SOLE                   735,000

GLG PARTNERS INC       COM     37929X107  $ 10,200     750,000  SH          SOLE                   750,000

INTERACTIVE BROKERS    COM     45841N107  $ 12,928     400,000  SH          SOLE                   400,000
GROUP INC

HUNT J B TRANS SVCS    COM     445658107  $ 41,325   1,500,000  SH          SOLE                 1,500,000
INC

MF GLOBAL LTD          SHS     G60642108  $ 59,598   1,893,790  SH          SOLE                 1,893,790

MGIC INVT CORP WIS     COM     552848103  $ 66,999   2,987,027  SH          SOLE                 2,987,027

MGM MIRAGE             COM     552953101  $ 58,814     700,000  SH          SOLE                   700,000

MIRANT CORP NEW        COM     60467R100  $116,940   3,000,000  SH          SOLE                 3,000,000

NAVTEQ CORP            COM     63936L100  $ 35,303     466,965  SH          SOLE                   466,965

NRG ENERGY INC       COM NEW   629377508  $173,360   4,000,000  SH          SOLE                 4,000,000

OSG AMER L P         COM UNIT  671028108  $  9,275     500,000  SH          SOLE                   500,000
                       LPI
OVERSEAS               COM     690368105  $ 24,190     325,000  SH          SOLE                   325,000
SHIPHOLDING GROUP

PARAMETRIC           COM NEW   699173209  $ 21,420   1,200,000  SH          SOLE                 1,200,000
TECHNOLOGY CORP

QUEST SOFTWARE INC     COM     74834T103  $ 18,440   1,000,000  SH          SOLE                 1,000,000

RADIAN GROUP INC       COM     750236101  $  6,424     550,000  SH          SOLE                   550,000

ROCKWOOD HLDGS INC     COM     774415103  $ 49,830   1,500,000  SH          SOLE                 1,500,000

RTI INTL METALS INC    COM     74973W107  $ 17,233     250,000  SH          SOLE                   250,000

SANDRIDGE ENERGY INC   COM     80007P307  $ 34,067     950,000  SH          SOLE                   950,000

TRANS1 INC             COM     89385X105  $  1,647     100,000  SH          SOLE                   100,000

TRANSOCEAN INC NEW     SHS     G90073100  $286,300   2,000,000  SH          SOLE                 2,000,000

UNION PAC CORP         COM     907818108  $100,496     800,000  SH          SOLE                   800,000

UNITED PARCEL          CL B    911312106  $190,944   2,700,000  SH          SOLE                 2,700,000
SERVICE INC

VIRGIN MOBILE USA INC  CL A    92769R108  $  6,668     750,000  SH          SOLE                   750,000

WEYERHAEUSER CO        COM     962166104  $  5,146      69,785  SH          SOLE                    69,785

WEYERHAEUSER CO        COM     962166104  $ 29,533     400,500  SH  CALL    SOLE                   400,500

ZIMMER HLDGS INC       COM     98956P102  $ 33,075     500,000  SH          SOLE                   500,000